CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY	12 Months Ended
Dec. 31, 2018
Critical Accounting Judgements And Key Sources Of Estimation Uncertainty
CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

The preparation of Hudson’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of income, expenses, assets and liabilities, and the disclosure of contingent liabilities, at the reporting date.

KEY SOURCES OF ESTIMATION UNCERTAINTY

The key assumptions concerning the future and other key sources of estimation include uncertainties at the reporting date, which may have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the current financial period, are discussed below.

Impairment test of assets

Hudson annually tests for impairment goodwill and intangible assets with indefinite useful lives and assesses those tangible or intangible assets with finite lives for impairment indications or when events arise which could indicate impairment. Where required, the company performs impairment tests which are based on the discounted value models of future cash flows. The underlying calculation requires the use of estimates. The comments and assumptions used for goodwill testing are disclosed in note 15.1.

Concession rights

Concession rights acquired in a business combination are measured at fair value as at the date of acquisition. The useful lives of operating concessions are assessed to be either finite or indefinite based on individual circumstances and are considering potential extensions. The useful lives of operating concessions are reviewed annually to determine whether the useful life assessment for those concessions continues to be sustainable.

Income taxes

Hudson is subject to income taxes in the United States, United Kingdom and Canada. Significant judgment is required in determining the worldwide provision for income taxes. There are many transactions and calculations for which the ultimate tax assessment is uncertain. Hudson recognizes liabilities for tax audit uncertainties based on estimates of whether additional taxes will be payable. Where the final tax outcome is different from the amounts that were initially recorded, such differences will impact the income tax provisions in the period in which such assessment is made. Further details are given in notes 13 and 26.

On December 22, 2017 the United States enacted a reform of the tax legislation that, among other elements, reduces the corporate federal income tax (CIT) rate from 35 % to 21 % and imposes in addition a “base erosion and anti-abuse tax” (“BEAT”) on domestic corporations for payments done to foreign related persons in connection with tax deductible expenses. On December 13, 2018 the US tax authority issued draft regulations in relation to the new law. However, a number of uncertainties remain as to the interpretation and application of the provisions in the Tax Reform Legislation and draft regulations. In the absence of final guidance and clearer interpretation by the regulators on these issues, we used what we believe are reasonable interpretations and assumptions in interpreting and applying the tax reform legislation and draft regulations for purposes of determining our income tax payable and results of operations, which may change as we receive additional clarification and implementation guidance. It is also possible that the Internal Revenue Service could issue subsequent guidance or take positions on audit that differ from the interpretations and assumptions that we previously made, which could have a material adverse effect on our income tax liabilities, results of operations and financial condition. In addition, we may be subject to audits of our income, sales and other transaction taxes by the United Kingdom tax authorities, United States federal and state authorities and Canadian national and provincial authorities. Outcomes from these audits could have an adverse impact on our operating results and financial condition.

Deferred tax assets

Deferred tax assets are recognized for unused tax losses and deductible temporary differences to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Management’s judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and level of future taxable profits. Further details are given in note 26.

Share-based payments

Hudson measures the cost of equity settled transactions with employees by reference to the fair value of the equity instruments at the grant date. Estimating such fair values requires determining the most appropriate valuation model for a grant of equity instruments, which depends on the terms and conditions of the grant, as well as the most appropriate inputs to the valuation model including the expected probability that the triggering clauses will be met. The assumptions and models used are disclosed in note 21.3.

Purchase price allocation

The determination of the fair values of the identifiable assets (especially the concession rights) and the assumed liabilities, resulting from business combinations, is based on valuation techniques such as the discounted cash flow model. Some of the inputs to this model are partially based on assumptions and judgments.

Consolidation of entities where Hudson has control, but holding only minority voting rights

Hudson effectively controls certain entities, even when it holds less than the majority of the voting rights, when it is exposed to or has the rights to variable returns from the involvements with the investee and has the ability to affect those returns through its power over the entity. These indicators are evaluated at the time of first consolidation and reviewed when there are changes in the statutes or composition of the executive board of these entities.